Non-controlling interest - Schedule of Changes in Non-Controlling Interest (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	$ 0	$ 151
Net loss attributable to non-controlling interest	0	(2)
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations		(11)
Balance, end of period	0	138
SFL VIEs
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	0	140
Net loss attributable to non-controlling interest		(2)
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations		0
Balance, end of period	0	138
Seadrill Nigeria Operations Limited
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	0	11
Net loss attributable to non-controlling interest		0
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations		(11)
Balance, end of period	$ 0	$ 0